BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—102.1%
COMMON STOCKS—86.5%
Austria—0.6%
Andritz AG	15,630		$855,387
Bermuda—2.9%
Everest Re Group Ltd.†#	8,450		2,855,593
Frontline Ltd.	105,255		1,455,677
			4,311,270
Canada—7.7%
Cenovus Energy, Inc.	304,443		6,054,232
Kinross Gold Corp.	404,397		1,671,522
Suncor Energy, Inc.	63,650		2,092,881
Yamana Gold, Inc.	303,148		1,655,188
			11,473,823
China—1.5%
Alibaba Group Holding Ltd.*	202,800		2,207,106
Denmark—1.2%
DSV A/S	11,341		1,814,484
Finland—1.3%
Nordea Bank Abp	180,598		1,897,906
France—5.4%
Capgemini SE	6,552		1,184,590
Imerys SA	39,806		1,581,484
Rexel SA*	129,182		2,373,900
Sanofi	24,854		2,245,054
Societe BIC SA	10,616		701,329
			8,086,357
Germany—2.8%
Brenntag SE	10,839		689,157
Daimler Truck Holding AG*	47,659		1,570,974
Siemens AG	13,444		1,864,487
			4,124,618
India—1.0%
HDFC Bank Ltd. - ADR†	20,862		1,472,231
Ireland—2.0%
Flutter Entertainment PLC*	11,321		1,685,676
ICON PLC*	6,134		1,321,509
			3,007,185
Israel—1.1%
Check Point Software Technologies Ltd.*	12,398		1,646,826
Japan—8.2%
Fuji Corp.	97,100		1,481,489
Honda Motor Co., Ltd.	28,300		689,716
IHI Corp.	75,500		2,083,534
Komatsu Ltd.	57,000		1,324,254
Renesas Electronics Corp.*	310,200		3,042,351
Sony Group Corp.	22,300		1,847,336
Subaru Corp.	105,200		1,801,851
			12,270,531
Netherlands—2.9%
Aalberts NV	36,619		1,463,132
Stellantis NV	184,209		2,899,318
			4,362,450
Norway—0.9%
Norsk Hydro ASA	177,627		1,337,553
South Korea—0.5%
Hana Financial Group, Inc.	21,724		743,005
Spain—0.1%
Ence Energia y Celulosa SA	62,143		205,882
Sweden—1.6%
Svenska Handelsbanken AB, Class A	229,840		2,334,680
Switzerland—7.0%
Glencore PLC*	836,895		5,711,092
Novartis AG	13,793		1,226,950
STMicroelectronics NV	60,727		2,350,565
Swiss Re AG	12,035		1,078,660
			10,367,267
United Kingdom—4.9%
Coca-Cola Europacific Partners PLC†	20,454		1,085,903
Endeavour Mining PLC	45,724		970,464
Ferroglobe PLC*†	197,483		914,346
IMI PLC	153,625		2,526,493
nVent Electric PLC	44,362		1,774,924
			7,272,130
United States—32.9%
AbbVie, Inc.†	10,424		1,680,140
AGCO Corp.†	11,531		1,530,394
Alphabet, Inc., Class C*†#	27,515		2,791,397
Applied Materials, Inc.†	8,939		979,714
AutoZone, Inc.*#	483		1,245,657
Bank of America Corp.†	48,502		1,835,801
Booking Holdings, Inc.*	1,235		2,568,121
Centene Corp.*†	42,030		3,658,711
Cigna Corp.†	9,326		3,067,228
Cisco Systems, Inc.†	44,411		2,208,115
Concentrix Corp.†	19,321		2,364,504
CVS Health Corp.†	26,874		2,737,923
Diamondback Energy, Inc.†#	9,987		1,478,276
FleetCor Technologies, Inc.*	7,439		1,459,532
FMC Corp.†	6,967		910,169
JPMorgan Chase & Co.†	10,465		1,446,054
Lennar Corp., Class A†#	14,143		1,242,180
Micron Technology, Inc.†#	14,418		831,198
Oracle Corp.†#	41,436		3,440,431
Ovintiv, Inc.	43,036		2,393,751
ProFrac Holding Corp., Class A*†	48,403		1,141,343
ProPetro Holding Corp.*†	96,489		1,059,449
QUALCOMM, Inc.†	8,930		1,129,556
StoneX Group, Inc.*†	3,957		401,517
US Foods Holding Corp.*†	33,147		1,212,517
Virtu Financial, Inc., Class A†	36,188		802,650
Wells Fargo & Co.†#	71,911		3,448,132
Zimvie, Inc.*	1,642		14,679
			49,079,139
TOTAL COMMON STOCKS
(Cost $110,090,789)			128,869,830

SHORT-TERM INVESTMENTS—15.6%
Tri-State Deposit, 3.20%(a)	12,286,761		12,286,761
U.S. Bank Money Market Deposit Account, 3.50%(a)	10,962,282		10,962,282
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,249,043)			23,249,043
TOTAL LONG POSITIONS—102.1%
(Cost $133,339,832)			152,118,873
SECURITIES SOLD SHORT—(41.1%)
COMMON STOCKS—(41.1%)
Australia—(1.5%)
Commonwealth Bank of Australia	(7,239)		(533,493)
Fortescue Metals Group Ltd.	(88,714)		(1,180,752)
WiseTech Global Ltd.	(11,684)		(467,193)
			(2,181,438)
Belgium—(0.7%)
Melexis NV	(5,391)		(474,995)
Umicore SA	(14,882)		(537,084)
			(1,012,079)
Bermuda—(0.5%)
Triton International Ltd.	(10,272)		(693,052)
Canada—(0.3%)
Nutrien Ltd.	(5,255)		(422,502)
China—(0.3%)
Yum China Holdings, Inc.	(9,159)		(504,844)
Denmark—(0.2%)
Ambu A/S, Class B	(26,661)		(338,235)
Finland—(1.2%)
Neste Oyj	(15,508)		(800,473)
Valmet Oyj	(35,854)		(926,782)
			(1,727,255)
France—(1.5%)
Aeroports de Paris*	(5,975)		(920,976)
Sartorius Stedim Biotech	(1,984)		(677,149)
Unibail-Rodamco-Westfield*	(11,177)		(602,453)
			(2,200,578)
Germany—(0.7%)
Deutsche Bank AG	(45,454)		(483,102)
Varta AG	(17,921)		(529,557)
			(1,012,659)
Ireland—(0.5%)
Trane Technologies PLC	(4,653)		(830,188)
Japan—(4.5%)
Aeon Co., Ltd.	(18,900)		(390,053)
Hirose Electric Co., Ltd.	(3,000)		(401,513)
Kikkoman Corp.	(12,100)		(685,333)
Lasertec Corp.	(6,300)		(1,187,563)
Mitsui Chemicals, Inc.	(30,000)		(682,861)
Murata Manufacturing Co., Ltd.	(12,000)		(658,239)
Musashi Seimitsu Industry Co., Ltd.	(51,200)		(667,517)
Nidec Corp.	(4,300)		(270,782)
Nippon Paper Industries Co., Ltd.	(98,100)		(689,581)
Nomura Real Estate Master Fund, Inc.	(547)		(685,891)
Rakuten Group, Inc.	(89,900)		(431,931)
			(6,751,264)
Netherlands—(0.3%)
Universal Music Group NV	(18,367)		(436,783)
New Zealand—(0.3%)
Xero Ltd.*	(10,522)		(522,893)
Spain—(0.3%)
Grifols SA*	(37,706)		(403,983)
Sweden—(1.7%)
Autoliv, Inc.	(10,567)		(934,123)
Epiroc AB*	(24,154)		(465,109)
Nibe Industrier AB*	(52,393)		(494,641)
Telia Co., AB	(245,594)		(671,140)
			(2,565,013)
Switzerland—(3.2%)
Bucher Industries AG	(1,473)		(582,446)
Credit Suisse Group AG*	(86,832)		(265,599)
EMS-Chemie Holding AG	(782)		(544,862)
Idorsia Ltd.*	(34,634)		(513,511)
Kardex Holding AG	(6,433)		(1,066,365)
Kuehne + Nagel International AG	(4,635)		(1,126,024)
VAT Group AG*	(2,294)		(642,950)
			(4,741,757)
United Kingdom—(0.6%)
Farfetch Ltd., Class A*	(32,894)		(279,599)
Haleon PLC - ADR*	(90,912)		(626,384)
			(905,983)
United States—(22.8%)
Affirm Holdings, Inc.*	(12,577)		(175,072)
Allegro MicroSystems, Inc.*	(15,817)		(492,541)
Ameresco, Inc., Class A*	(12,187)		(798,492)
Appfolio, Inc., Class A*	(5,203)		(593,610)
AptarGroup, Inc.	(7,529)		(799,128)
Baker Hughes Co.	(29,371)		(852,346)
Ball Corp.	(14,614)		(819,553)
Cable One, Inc.	(359)		(260,020)
Central Garden & Pet Co., Class A*	(13,739)		(536,783)
Century Aluminum Co.*	(63,163)		(569,099)
CF Industries Holdings, Inc.	(3,522)		(381,045)
Chipotle Mexican Grill, Inc.*	(369)		(600,348)
Cincinnati Financial Corp.	(10,034)		(1,113,373)
Coinbase Global, Inc., Class A*	(10,432)		(477,055)
Credit Acceptance Corp.*	(1,498)		(709,992)
Cullen/Frost Bankers, Inc.	(5,888)		(854,172)
Doximity, Inc., Class A*	(9,147)		(310,907)
Exact Sciences Corp.*	(8,300)		(373,085)
First Financial Bankshares, Inc.	(17,463)		(645,258)
Floor & Decor Holdings, Inc., Class A*	(11,008)		(821,527)
General Electric Co.	(5,040)		(433,289)
Goosehead Insurance, Inc., Class A*	(4,467)		(181,405)
Greif, Inc., Class A	(4,151)		(291,857)
Hayward Holdings, Inc.*	(41,026)		(391,798)
Hess Corp.	(5,146)		(740,561)
Hormel Foods Corp.	(10,723)		(503,981)
Huntsman Corp.	(20,332)		(564,823)
iHeartMedia, Inc., Class A*	(86,913)		(698,781)
Lightwave Logic, Inc.*	(41,212)		(326,811)
Lowe's Cos., Inc.	(2,633)		(559,644)
Lucid Group, Inc.*	(37,813)		(383,424)
Mattel, Inc.*	(30,158)		(549,780)
McCormick & Co., Inc.	(12,008)		(1,022,841)
Mercury Systems, Inc.*	(4,992)		(253,693)
Mosaic Co., (The)	(8,402)		(431,023)
National Beverage Corp.	(10,841)		(558,637)
NOV, Inc.	(37,689)		(846,495)
Palantir Technologies, Inc., Class A*	(62,853)		(471,398)
Permian Resources Corp.	(63,529)		(645,455)
Portillo's, Inc., Class A*	(24,110)		(486,781)
PureCycle Technologies, Inc.*	(42,634)		(295,880)
Saia, Inc.*	(1,887)		(459,654)
Selective Insurance Group, Inc.	(5,187)		(498,574)
Southern Copper Corp.	(9,263)		(565,228)
Steel Dynamics, Inc.	(5,668)		(589,075)
Summit Materials, Inc., Class A*	(19,748)		(598,167)
T Rowe Price Group, Inc.	(16,908)		(2,111,978)
Tandem Diabetes Care, Inc.*	(9,176)		(385,851)
Tesla, Inc.*	(7,137)		(1,389,574)
Trupanion, Inc.*	(6,314)		(330,033)
Vertiv Holdings Co.	(35,263)		(488,393)
Warner Music Group Corp., Class A	(11,381)		(390,027)
Watsco, Inc.	(2,982)		(802,098)
WD-40 Co.	(3,274)		(548,395)
West Pharmaceutical Services, Inc.	(2,293)		(538,075)
Williams-Sonoma, Inc.	(3,181)		(371,859)
Wingstop, Inc.	(4,267)		(706,231)
Wolfspeed, Inc.*	(3,516)		(319,675)
			(33,914,650)
TOTAL COMMON STOCKS
(Proceeds $(61,951,285))			(61,165,156)
TOTAL SECURITIES SOLD SHORT—(41.1%)
(Proceeds $(61,951,285))			(61,165,156)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ††—(1.0%)
Call Options Written—(1.0%)
Alphabet, Inc.
Expiration:
01/20/2023,
Exercise Price:
90.00	(250)	(2,536,250)	(311,250)
AutoZone, Inc.
Expiration:
03/17/2023,
Exercise Price:
2,300.00	(3)	(773,700)	(112,665)
Diamondback Energy, Inc.
Expiration:
03/17/2023,
Exercise Price:
158.49	(77)	(1,139,754)	(70,070)
Everest Re Group Ltd.
Expiration:
04/21/2023,
Exercise Price:
310.00	(44)	(1,486,936)	(185,460)
Lennar Corp.
Expiration:
06/16/2023,
Exercise Price:
80.00	(89)	(781,687)	(134,390)
Micron Technology, Inc.
Expiration:
03/17/2023,
Exercise Price:
50.00	(136)	(784,040)	(134,640)
Oracle Corp.
Expiration:
03/17/2023,
Exercise Price:
70.00	(392)	(3,254,776)	(542,920)
Wells Fargo & Co.
Expiration:
01/20/2023,
Exercise Price:
40.00	(67)	(321,265)	(56,280)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(1,436,386))			(1,547,675)
TOTAL OPTIONS WRITTEN
(Premiums received $(1,436,386))			(1,547,675)
OTHER ASSETS IN EXCESS OF LIABILITIES—40.0%			59,518,656
NET ASSETS—100.0%			$148,924,698

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of November 30, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at November 30, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Ireland
CRH PLC	Goldman Sachs	09/16/2025	2.93%	Monthly	86,459	$3,430,954	$(88,629)
United Kingdom
AstraZeneca PLC	Morgan Stanley	09/19/2023	0.00	Monthly	12,445	1,674,833	51,488
CVS Group PLC	Morgan Stanley	09/19/2023	0.00	Monthly	32,736	797,785	10,004
Future PLC	Morgan Stanley	09/19/2023	0.00	Monthly	81,838	1,385,831	(145,907)
Informa PLC	Goldman Sachs	09/16/2025	2.93	Monthly	85,086	629,864	27,804
WH Smith PLC	Goldman Sachs	09/16/2025	2.93	Monthly	72,738	1,238,746	374
						5,727,059	(56,237)
Total Long						9,158,013	(144,866)

Short
Brazil
KLABIN SA - UNIT	Morgan Stanley	09/18/2023	0.00	Monthly	(3,800)	$(14,382)	$219
KLABIN SA - UNIT	Morgan Stanley	09/19/2023	0.00	Monthly	(95,000)	(359,544)	51,758
Suzano SA	Morgan Stanley	09/16/2025	3.83	Monthly	(1,600)	(16,292)	235
Suzano SA	Morgan Stanley	09/19/2023	3.83	Monthly	(39,200)	(399,150)	31,290
						(789,368)	83,502
Japan
Trend Micro, Inc.	Morgan Stanley	09/16/2025	-0.08	Monthly	(600)	(29,705)	–
Trend Micro, Inc.	Morgan Stanley	09/19/2023	-0.08	Monthly	(13,800)	(680,556)	17,847
						(710,261)	17,847
Taiwan
Advantech Co., Ltd.	Goldman Sachs	09/16/2025	3.83	Monthly	(71,000)	(765,009)	(25,187)
Airtac International Group	Goldman Sachs	09/16/2025	3.83	Monthly	(21,000)	(642,119)	(25,989)
Compal Electronics, Inc.	Goldman Sachs	09/16/2025	3.83	Monthly	(928,000)	(650,085)	5,856
Formosa Petrochemical Corp.	Goldman Sachs	09/16/2025	3.83	Monthly	(216,000)	(591,273)	6,374
Formosa Petrochemical Corp.	Macquarie	09/19/2023	3.08	Monthly	(93,000)	(254,576)	2,986
Formosa Plastics Corp.	Goldman Sachs	09/16/2025	0.00	Monthly	(247,000)	(720,888)	(15,792)
Nan Ya Plastics Corp.	Goldman Sachs	09/16/2025	0.00	Monthly	(238,000)	(592,199)	(22,824)
Pan Jit International, Inc.	Goldman Sachs	09/16/2025	3.83	Monthly	(379,000)	(773,807)	(50,629)
SDI Corporation	Goldman Sachs	09/16/2025	3.83	Monthly	(93,000)	(312,954)	(10,721)
						(5,302,910)	(135,925)
United Kingdom
Antofagasta PLC	Goldman Sachs	09/18/2025	2.93	Monthly	(97,143)	(1,649,101)	(10,109)
Ashmore Group PLC	Goldman Sachs	09/16/2025	2.93	Monthly	(330,217)	(899,470)	75,923
Associated British Foods PLC	Goldman Sachs	09/16/2025	2.93	Monthly	(31,991)	(609,591)	(8,611)
Dunelm Group PLC	Goldman Sachs	09/16/2025	2.93	Monthly	(64,874)	(786,588)	(25,840)
Next PLC	Morgan Stanley	09/16/2025	2.93	Monthly	(512)	(36,038)	(444)
Next PLC	Morgan Stanley	09/19/2023	2.93	Monthly	(13,067)	(919,745)	(15,650)
Oxford Nanopore Technologies PLC	Morgan Stanley	09/16/2025	2.93	Monthly	(4,957)	(15,295)	(67)
Oxford Nanopore Technologies PLC	Morgan Stanley	09/19/2023	2.93	Monthly	(126,501)	(390,313)	35,477
Rolls-Royce Holdings PLC	Goldman Sachs	09/16/2025	2.93	Monthly	(654,220)	(716,906)	1,626
Spectris PLC	Goldman Sachs	09/16/2025	2.93	Monthly	(17,947)	(686,559)	11,796
Weir Group PLC, (The)	Morgan Stanley	09/16/2025	2.93	Monthly	(675)	(14,412)	458
Weir Group PLC, (The)	Morgan Stanley	09/19/2023	2.93	Monthly	(17,217)	(367,602)	(5,773)
						(7,091,620)	58,785
United States
Adient PLC	Goldman Sachs	09/16/2025	3.83	Monthly	(22,639)	(881,563)	25,805
Total Short						(14,775,722)	50,014
Net unrealized gain/(loss) on Contracts For Difference							$(94,851)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$855,387	$-	$855,387	$-
Bermuda	4,311,270	4,311,270	-	-
Canada	11,473,823	11,473,823	-	-
China	2,207,106	-	2,207,106	-
Denmark	1,814,484	-	1,814,484	-
Finland	1,897,906	-	1,897,906	-
France	8,086,357	-	8,086,357	-
Germany	4,124,618	-	4,124,618	-
India	1,472,231	1,472,231	-	-
Ireland	3,007,185	1,321,509	1,685,676	-
Israel	1,646,826	1,646,826	-	-
Japan	12,270,531	-	12,270,531	-
Netherlands	4,362,450	-	4,362,450	-
Norway	1,337,553	-	1,337,553	-
South Korea	743,005	-	743,005	-
Spain	205,882	-	205,882	-
Sweden	2,334,680	-	2,334,680	-
Switzerland	10,367,267	-	10,367,267	-
United Kingdom	7,272,130	4,745,637	2,526,493	-
United States	49,079,139	49,079,139	-	-
Short-Term Investments	23,249,043	10,962,282	12,286,761	-
Contracts For Difference
Equity Contracts	357,321	357,321	- *	-
Total Assets	$152,476,194	$85,370,038	$67,106,156	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(2,181,438)	$-	$(2,181,438)	$-
Belgium	(1,012,079)	-	(1,012,079)	-
Bermuda	(693,052)	(693,052)	-	-
Canada	(422,502)	(422,502)	-	-
China	(504,844)	(504,844)	-	-
Denmark	(338,235)	-	(338,235)	-
Finland	(1,727,255)	-	(1,727,255)	-
France	(2,200,578)	-	(2,200,578)	-
Germany	(1,012,659)	-	(1,012,659)	-
Ireland	(830,188)	(830,188)	-	-
Japan	(6,751,264)	-	(6,751,264)	-
Netherlands	(436,783)	-	(436,783)	-
New Zealand	(522,893)	-	(522,893)	-
Spain	(403,983)	-	(403,983)	-
Sweden	(2,565,013)	(934,123)	(1,630,890)	-
Switzerland	(4,741,757)	-	(4,741,757)	-
United Kingdom	(905,983)	(905,983)	-	-
United States	(33,914,650)	(33,914,650)	-	-
Options Written
Equity Contracts	(1,547,675)	(1,115,160)	(432,515)	-
Contracts For Difference
Equity Contracts	(452,172)	(452,172)	-	-
Total Liabilities	$(63,165,003)	$(39,772,674)	$(23,392,329)	$-

* Value equals 0 as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.